Share-based Compensation - Schedule of Stock Unit Activity (Details) - $ / shares shares in Thousands		1 Months Ended						6 Months Ended	12 Months Ended
	Aug. 11, 2023	Apr. 30, 2026	Sep. 30, 2025	Jul. 31, 2025	Jul. 31, 2024	Feb. 29, 2024	Sep. 30, 2023	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Restricted Share Units
Share Units
Unvested balance, beginning balance (in shares)								2,589	2,099	267
Granted (in shares)							100	2,151	2,126	2,679
Vested (in shares)								(876)	(986)	(551)
Forfeited (in shares)							(100)	(141)	(650)	(296)
Unvested balance, ending balance (in shares)								3,723	2,589	2,099
Weighted Average Fair Value
Unvested balance, beginning balance (in dollars per share)								$ 5.78	$ 7.68	$ 7.78
Granted, Weighted Average Fair Value (in dollars per share)								1.83	5.09	7.77
Vested, Weighted Average Fair Value (in dollars per share)								5.74	7.12	8.17
Forfeited (in dollars per share)								5.81	7.64	7.66
Unvested balance, ending balance (in dollars per share)								$ 3.51	$ 5.78	$ 7.68
Performance restricted stock units
Share Units
Unvested balance, beginning balance (in shares)								2,834	2,785	1,067
Granted (in shares)	1,100	2,300	400	1,500	1,300	700		2,348	1,935	1,987
Forfeited (in shares)								(188)	(1,886)	(269)
Unvested balance, ending balance (in shares)								4,994	2,834	2,785
Weighted Average Fair Value
Unvested balance, beginning balance (in dollars per share)								$ 4.82	$ 4.08	$ 4.40
Granted, Weighted Average Fair Value (in dollars per share)								1.83	5.13	3.92
Forfeited (in dollars per share)								4.76	4.04	4.11
Unvested balance, ending balance (in dollars per share)								$ 3.42	$ 4.82	$ 4.08